Average Annual Total Returns{- Franklin Small Cap Value VIP Fund} - FTVIP Class 1-59 - Franklin Small Cap Value VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.72%	8.26%	11.67%	22.39%	6.99%	10.57%